Common Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Stock Warrants Outstanding and Exercisable

Additional information regarding common stock warrants outstanding and exercisable as of March 31, 2023 is as follows:

Warrant		Remaining
Exercise	Warrants	Contractual	Warrants
Price	Outstanding	Life (in years)	Exercisable
$0.175	14,285,714	1.7	14,285,714
0.50	6,318,552	3.7	6,318,552
1.00	300,000	1.0	300,000
1.50	400,000	3.8	400,000
1.53	180,000	1.4	180,000
2.50	250,000	3.8	250,000
2.75	250,000	3.8	250,000
Total	21,948,266		21,948,266

Additional information regarding common stock warrants outstanding and exercisable as of December 31, 2022 is as follows:

Warrant		Remaining
Exercise	Warrants	Contractual	Warrants
Price	Outstanding	Life (in years)	Exercisable
$0.175	14,285,714	1.9	14,285,714
0.50	6,318,552	3.9	6,318,552
1.00	300,000	1.2	300,000
1.50	400,000	4.0	400,000
1.53	180,000	1.7	180,000
2.50	250,000	4.0	250,000
2.75	250,000	4.0	250,000
Total	21,948,266		21,948,266

Schedule of Assumptions Used to Estimate Fair Value of Warrants

The following table presents the assumptions used to estimate the fair values based upon a Black-Scholes calculation for the common stock warrants granted during the year ended December 31, 2021 and 2022:

Assumptions
Expected dividend yield	0%
Risk-free interest rate	0.32 – 2.09%
Expected life (in years)	2 -3
Expected volatility	291 -297%

Common Stock Warrant [Member]
Schedule of Stock Warrants Activity

The following table summarizes common stock warrant activity during the three months ended March 31, 2023:

	Common Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	21,984,266	$0.37
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at March 31, 2023	21,984,266	$0.37	(1)

Exercisable at December 31, 2022	21,984,266	$0.37
Exercisable at March 31, 2023	21,984,266	$0.37

(1)	On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.

The following table summarizes common stock warrant activity during the years ended December 31, 2022 and 2021:

	Common Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2020	10,300,000	$0.26
Results of anti-dilution provisions (1)	4,285,714		(1)
Granted	8,525,212	1.91
Exercised	—	—
Forfeited/Cancelled	(650,000)	1.81
Outstanding at December 31, 2021	22,460,926	$0.82
Results of anti-dilution provisions	—	—
Granted	1,500,000	1.48
Exercised	(766,660)	1.28
Forfeited/Cancelled	(1,210,000)	1.50
Outstanding at December 31, 2022	21,984,266	$0.37	(2)

Exercisable at December 31, 2020	10,300,000	$0.26
Exercisable at December 31, 2021	22,460,926	$0.80
Exercisable at December 31, 2022	21,984,266	$0.37	(2)

(1)	On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the secured convertible debenture to $0.175 increased the common stock issuable upon the exercise of the series A common stock purchase warrants held cumulatively by related parties Bristol Investment Fund and Barlock Capital Management, LLC, from 10,000,000 to 14,285,714, and decreased the exercise price to $0.175.

(2)	On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50. Additionally, in late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into the Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share.